PROPERTIES (Parentheticals) (Details 2) $ in Millions	1 Months Ended		5 Months Ended	12 Months Ended
	Jul. 31, 2015	Oct. 31, 2013 USD ($)	Jul. 24, 2015 USD ($) ft² Facility	Dec. 31, 2015 USD ($) Facility	Dec. 31, 2013 USD ($)
Real Estate Properties [Line Items]
Lease term	10 years
Number of leased real estate properties | Facility				949
Area of land | ft²			201,000
Percentage of annual cash yield			5.00%
Percentage of annual cash yield increase in year one			7.00%
Percentage of annual cash yield increase in year two			8.00%
Percentage of annual cash yield increase in year thereafter			2.50%
2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment				$ 228.7
2013 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment					$ 35.5
NY | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment			$ 111.7
IN | 2013 Acquisitions and Other
Real Estate Properties [Line Items]
Total Investment		$ 25.2
Purchase price allocated below market lease		$ 3.0
Building | NY | 2015 Acquisitions and Other
Real Estate Properties [Line Items]
Number of leased real estate properties | Facility			5